Taxation (Details) - Schedule of income tax expense - CHF (SFr)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income Tax Expense Abstract
Deferred income tax expense	SFr (1,231)		SFr (570,730)	SFr (389,384)	SFr (213,355)
Deferred income tax gain	SFr 47,316	SFr 10,642	549,110	410,668	407,192
Total			SFr (21,620)	SFr 21,284	SFr 193,837